Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	O-I GLASS, INC.
Entity Central Index Key	0000812074
Amendment Flag	false